Deposits	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Deposits

Note 6 Deposits

	As at
	January 31, 2021				October 31, 2020
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$188,943	$62,835	$96,526	$348,304	$182,745	$61,761	$98,546	$343,052
Business and government	318,203	17,399	324,462	660,064	315,472	16,585	292,254	624,311
Bank	14,687	728	30,814	46,229	12,502	956	31,064	44,522
	$521,833	$80,962	$451,802	$1,054,597	$510,719	$79,302	$421,864	$1,011,885
Non-interest-bearing (4)
Canada	$130,607	$7,902	$362	$138,871	$123,402	$7,390	$368	$131,160
United States	42,239	–	–	42,239	43,831	–	–	43,831
Europe (5)	846	–	–	846	654	–	–	654
Other International	7,635	–	–	7,635	7,372	–	–	7,372
Interest-bearing (4)
Canada	291,099	19,535	323,605	634,239	287,046	19,036	310,492	616,574
United States	6,417	52,669	68,274	127,360	7,190	52,046	57,037	116,273
Europe (5)	35, 883	856	44,226	80, 965	33,810	830	37,250	71,890
Other International	7,107	–	15,335	22,442	7,414	–	16,717	24,131
	$521,833	$80,962	$451,802	$1,054,597	$510,719	$79,302	$421,864	$1,011,885

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which includes both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at January 31, 2021, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $375 billion, $34 billion, $47 billion and $33 billion, respectively (October 31, 2020 – $347 billion, $32 billion, $47 billion and $33 billion, respectively).
(5)	Europe includes the United Kingdom, Luxembourg, the Channel Islands, France and Italy.
Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	January 31 2021	October 31 2020
Within 1 year:
less than 3 months	$163,188	$121,144
3 to 6 months	51,329	62,892
6 to 12 months	76,645	78,676
1 to 2 years	38,429	32,950
2 to 3 years	40,418	42,201
3 to 4 years	23,849	26,749
4 to 5 years	26,055	24,651
Over 5 years	31,889	32,601
	$451,802	$421,864
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$418,000	$388,000